SCHEDULE OF ASSETS HELD AT END OF YEAR (Detail) - EBP 059	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	43-1162835
EBP, Plan Number	059
EBP, Asset Held for Investment	$ 4,029,372
Investment, Identifier [Axis]: Collective trust fund | Allspring Speacial Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,206
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Speacial Small Cap Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Collective trust fund | American Century U.S. Small Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,649
EBP, Investment, Issuer Name [Extensible Enumeration]	American Century U.S. Small Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Collective trust fund | T. Rowe Price Blue Chip Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 147,545
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Blue Chip Growth Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 821,116	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional 500 Index Trust [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Institutional Extended Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 333,508	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Extended Market Index Trust [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Institutional Total Bond Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 219,062	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Institutional Total Bond Market Index Trust [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 36,850	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Retirement Savings Trust III [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2020 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 92,350	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 156,129	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 205,243	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 205,723	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 180,702	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 203,618	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 204,984	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 207,663	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 115,632	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,769	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement 2070 Trust Plus |
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,199	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070 Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement Income Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,791	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Trust Plus [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Collective trust fund | Vanguard Target Retirement Income and Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,073	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income and Growth Trust [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Common stock fund | A-B InBev Company ADR Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 74,631	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	AB InBev Company ADR fund [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Participant Notes Receivable
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Participant Notes Receivable [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 51,041	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Registered investment company | American Funds EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,068
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Registered investment company | Baird Aggregate Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,037
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Aggregate Bond Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Registered investment company | Baird Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,886
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Mid Cap Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Registered investment company | JPMorgan Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,298
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Mid Cap Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Identifier [Axis]: Registered investment company | Vanguard Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 48,841	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Equity Income Fund [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Registered investment company | Vanguard FTSE All-World ex-US Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 324,627	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard FTSE Al lWorld exUS Index Fund [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: Registered investment company | Vanguard Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 206,131	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Treasury Money Market Fund [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered investment companies [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	[1]
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	[1]

[1]	Investment represents allowable transaction with a party in interest or represents a party-in-interest to the Plan.